Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Group’s balance of carryforward losses	$ 272
Deferred taxes not created in respect of loss	$ 9
Corporate tax rate	23.00%	23.00%	23.00%
CROATIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	18.00%
SERBIA
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	15.00%
HUNGARY
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	9.00%
SWEDEN
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	20.60%
KOSOVO
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	10.00%
SPAIN
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	25.00%
UNITED STATES
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	21.00%
ITALY
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	24.00%
POLAND
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	19.00%
ISRAEL
Disclosure Of Income Taxes [Line Items]
Corporate tax rate	23.00%	23.00%